Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2017	Mar. 31, 2016
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 26,581	¥ 38,933
Gross amounts offset in the consolidated balance sheets, assets		(7,522)	(10,943)
Net amounts presented in the consolidated balance sheets, assets		19,059	27,990
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	(3,132)	(3,332)
Net amount, assets		15,927	24,658
Gross amounts recognized, liabilities		19,798	25,073
Gross amounts offset in the consolidated balance sheets, liabilities		(7,522)	(10,943)
Net amounts presented in the consolidated balance sheets, liabilities		12,276	14,130
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(1,105)	0
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(398)	(225)
Net amount, liabilities		10,773	13,905
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		16,295	19,870
Gross amounts offset in the consolidated balance sheets, liabilities		(4,019)	(5,757)
Net amounts presented in the consolidated balance sheets, liabilities		12,276	14,113
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(1,105)	0
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(398)	(225)
Net amount, liabilities		10,773	13,888
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		22,999	33,747
Gross amounts offset in the consolidated balance sheets, assets		(4,019)	(5,757)
Net amounts presented in the consolidated balance sheets, assets		18,980	27,990
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	(3,132)	(3,332)
Net amount, assets		15,848	24,658
Reverse repurchase, securities borrowing, and similar arrangements
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	[2]	3,582	5,186
Gross amounts offset in the consolidated balance sheets, assets	[2]	(3,503)	(5,186)
Net amounts presented in the consolidated balance sheets, assets	[2]	79	0
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1],[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1],[2]	0	0
Net amount, assets	[2]	79	0
Gross amounts recognized, liabilities	[2]	3,503	5,203
Gross amounts offset in the consolidated balance sheets, liabilities	[2]	(3,503)	(5,186)
Net amounts presented in the consolidated balance sheets, liabilities	[2]	0	17
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1],[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1],[2]	0	0
Net amount, liabilities	[2]	¥ 0	¥ 17

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
[2]	Reserve repurchase agreements and securities borrowing, and similar transactions are reported within other assets in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within other liabilities in the consolidated balance sheets.